Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	$ 1,589,775	$ 1,627,917	$ 1,557,515
United States
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	993,615	938,925
Italy
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	332,378	366,990
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	115,345	117,508
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	26,256	43,379
All other
Segment Reporting Information [Line Items]
Long-lived assets (at year end)	$ 122,181	$ 161,115